UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.

[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: __________________________________________

Address: __________________________________________

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Juan A. Landa
Title: Principal, Portfolio Manager
Phone: (210) 694-4329

Signature, Place, and Date of Signing:

Juan A. Landa________________________ San Antonio, TX__________ 01/29/2013
[Signature] [City, State] [Date]
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-__________________ ________________________________________________

[Repeat as necessary.]


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 53
Form 13F Information Table Value Total: 137,976

 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

No. Form 13F File Number Name

____ 28-________________________ ______________________________________

[Repeat as necessary.]


				Shrs or	Sh/	Put/	Investment
Other	Voting Authority
Name of Issuer	Title of Class	Cusip	Value	PRN Amt	PRN	Call
Discretion	Manager	Sole	Shared	None
ABB Ltd	Sponsored ADR	000375204	" $2,190 "	"105,352"
	SOLE		"105,352"				" $2,190,268 "
Accenture PLC Ireland	Shs Class A	g1151c101	" $3,401 "	"51,145"
SOLE		"51,145"				" $3,401,142 "
Aflac Inc.	Com	001055102	" $3,435 "	"64,658"
SOLE		"64,658"				" $3,434,633 "
America Movil SAB de CV	Spon ADR L SHS	02364w105	" $2,031 "	"87,785"
SOLE		"87,785"				" $2,031,345 "
Apple Inc.	Com	037833100	" $2,690 "	"5,055"
SOLE		"5,055"				" $2,690,134 "
Autoliv Inc.	Com	052800109	" $2,441 "	"36,220"
SOLE		"36,220"				" $2,440,866 "
Baidu Inc.	Spon ADR Rep A	056752108	" $2,131 "	"21,248"
SOLE		"21,248"				" $2,130,962 "
Bank of Nova Scotia Halifax	Com	064149107	" $2,297 "	"39,677"
SOLE		"39,677"				" $2,296,505 "
Becton Dickinson & Co.	Com	075887109	" $3,108 "	"39,750"
SOLE		"39,750"				" $3,108,052 "
Celgene Corp.	Com	151020104	" $2,879 "	"36,693"
SOLE		"36,693"				" $2,879,300 "
Check Point Software Tech	Ord	m22465104	" $2,015 "	"42,306"
SOLE		"42,306"				" $2,015,458 "
Coach	Com	189754104	" $2,628 "	"47,363"
SOLE		"47,363"				" $2,628,121 "
ConocoPhillips	Com	20825c104	" $2,934 "	"50,649"
SOLE		"50,649"				" $2,934,004 "
Copa Holdings SA	Cl A	p31076105	" $2,695 "	"27,095"
SOLE		"27,095"				" $2,694,598 "
Cullen/Frost Bankers Inc.	Com	229899109	" $2,983 "	"54,965"
SOLE		"54,965"				" $2,982,951 "
Discover Financial Services	Com	254709108	" $3,647 "	"94,615"
SOLE		"94,615"				" $3,647,408 "
Duke Energy Corp New	Com	26441c204	 $3 	45
SOLE		45				" $2,871 "

EMC Corp Mass	Com	268648102	" $2,652 "	"104,919"
SOLE		"104,919"				" $2,651,566 "
Eli Lilly & Co.	Com	532457108	" $3,598 "	"72,960"
SOLE		"72,960"				" $3,598,387 "
Franklin Resources Inc.	Com	354613101	" $2,728 "	"21,700"
SOLE		"21,700"				" $2,727,690 "
Fresenius Medical Care AG & Co.	Sponsored ADR	358029106	" $2,141 "	"62,422"
SOLE		"62,422"				" $2,141,075 "
Gamestop Corp. New	Cl A	36467w109	" $3,881 "	"154,725"
SOLE		"154,725"				" $3,881,172 "
Geospace Technologies Corp.	Com	37364x109	" $3,226 "	"36,300"
SOLE		"36,300"				" $3,225,981 "
Google Inc.	Cl A	38259p508	" $2,871 "	"4,059"
SOLE		"4,059"				" $2,871,255 "
Herbalife Ltd.	Com	g4412g101	" $3,135 "	"95,166"
SOLE		"95,166"				" $3,134,768 "
HollyFrontier Corp.	Com	436106108	" $4,260 "	"91,505"
SOLE		"91,505"				" $4,259,558 "
Ishares Gold Trust	ISHARES	464285105	" $6,947 "	"426,952"
SOLE		"426,952"				" $6,947,279 "
Joy Global Inc.	Com	481165108	" $2,527 "	"39,620"
SOLE		"39,620"				" $2,526,964 "
Micron Technology Inc.	Com	595112103	" $3,010 "	"474,695"
SOLE		"474,695"				" $3,009,566 "
Microsoft	Com	594918104	" $2,879 "	"107,794"
SOLE		"107,794"				" $2,879,145 "
Novartis A G	Sponsored ADR	66987v109	" $2,300 "	"36,334"
SOLE		"36,334"				" $2,299,942 "
Omnicom Group Inc.	Com	681919106	" $3,190 "	"63,845"
SOLE		"63,845"				" $3,189,696 "
Open Text Corp.	Com	683715106	" $2,137 "	"38,235"
SOLE		"38,235"				" $2,136,866 "
Oracle Corp.	Com	68389x105	" $2,803 "	"84,124"
SOLE		"84,124"				" $2,803,012 "
Peabody Energy Corp.	Com	704549104	" $3,034 "	"114,000"
SOLE		"114,000"				" $3,033,540 "
PepsiCo Inc.	Com	713448108	" $3,120 "	"45,632"
SOLE		"45,632"				" $3,119,724 "
Priceline.com Inc.	Com	741503403	" $2,848 "	"4,591"
SOLE		"4,591"				" $2,848,210 "
Public Service Enterprise Group	Com	744573106	" $2,999 "	"98,005"
SOLE		"98,005"				" $2,998,953 "
Qualcomm Inc.	Com	747525103	" $2,783 "	"45,043"
SOLE		"45,043"				" $2,783,249 "
Raytheon Co.	Com	755111507	" $3,327 "	"57,805"
SOLE		"57,805"				" $3,327,256 "
Royal Dutch Shell PLC	Spons ADR A	780259206	" $2,117 "	"30,698"
SOLE		"30,698"				" $2,116,627 "
Sasol Ltd.	Sponsored ADR	803866300	" $1,984 "	"45,830"
SOLE		"45,830"				" $1,983,981 "
Schlumberger Ltd.	Com	806857108	" $2,626 "	"37,900"
SOLE		"37,900"				" $2,626,417 "
Starbucks	Com	855244109	" $2,907 "	"54,276"
SOLE		"54,276"				" $2,907,175 "
Steve Madden Ltd.	Com	556269108	" $2,818 "	"66,732"
SOLE		"66,732"				" $2,817,584 "
Tata Motors Ltd.	Sponsored ADR	876568502	" $2,472 "	"86,070"
SOLE		"86,070"				" $2,471,930 "
Teva Pharmaceutical Inds Ltd.	ADR	881624209	" $1,721 "	"46,080"
SOLE		"46,080"				" $1,720,627 "
Unilever PLC	Spon ADR New	904767704	" $2,423 "	"62,589"
SOLE		"62,589"				" $2,423,446 "
Wabtec Corp.	Com	929740108	" $2,902 "	"33,145"
SOLE		"33,145"				" $2,901,513 "
YUM! Brands Inc.	Com	988498101	 $48 	720
SOLE		720				" $47,808 "
Vanguard FTSE All World ex US	ALLWRLD EX US	922042775	 $2 	50
SOLE		50				" $2,288 "
Call GME $20 04/20/2013	CALL	36467W909	 $25 	45
SOLE		45				" $25,200 "
Call HLF $30 01/19/2013	CALL	G4412G901	 $28 	60
SOLE		60				" $27,900 "